Events After the Reporting Date (Details) - Non-Adjusting Events After Reporting Period [Member] € in Millions, £ in Millions	1 Months Ended
	Aug. 31, 2021 EUR (€)	Sep. 15, 2021 GBP (£)	Sep. 02, 2021 GBP (£)
Events After the Reporting Date (Details) [Line Items]
Finance purchase amount (in Euro) | €	€ 20
Cazana Limited [Member]
Events After the Reporting Date (Details) [Line Items]
Cash consideration			£ 25
SMH Fleet Solutions Limited [Member]
Events After the Reporting Date (Details) [Line Items]
Cash consideration		£ 70